DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2022
Non-current Asset Held for Sale and Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS	DISCONTINUED OPERATIONS
On October 18, 2022, the Company sold its remaining 20% equity interest in its U.S. multi-family rental portfolio (held through Tricon US Multi-Family REIT LLC), for total proceeds of $219,354, which resulted in a loss on sale of $856, net of transaction costs.

In accordance with IFRS 5, Non-current Assets Held for Sale and Discontinued Operations, the Company reclassified the current- and prior-period results and cash flows of Tricon US Multi-Family REIT LLC as discontinued operations separate from the Company's continuing operations.

(in thousands of U.S. dollars)	December 31, 2022

Total consideration	$219,354
Net asset value on disposition	(213,493)
Transaction costs	(6,717)
Loss on sale	$(856)

The Company reclassified the current- and prior-period income from equity-accounted investments in U.S. multi-family rental properties as discontinued operations, separate from the Company's continuing operations. The profit or loss of the discontinued operations was as follows:

(in thousands of U.S. dollars)	2022	2021

Revenue	$105,641	$119,391
Expenses	(68,680)	(93,036)
Fair value gain on U.S. multi-family rental properties	156,009	339,029
Net and other comprehensive income	192,970	365,384

Tricon's share of net income at 20%	38,594	73,078
Loss on sale	(856)	—
Loss before income taxes from discontinued operations previously recorded(1)	—	(77,224)
Income tax expense - current	(43,114)	(46,502)
Income tax recovery - deferred	40,482	40,818
Net (loss) income from discontinued operations	$35,106	$(9,830)
(1) The loss before income taxes from discontinued operations is attributable to the initial syndication of 80% of Tricon US Multi-Family REIT LLC on March 31, 2021.

The table below provides a summary of the Company's cash flows attributed to the discontinued operations.

(in thousands of U.S. dollars)
For the year ended	December 31, 2022	December 31, 2021

Net cash provided by operating activities from discontinued operations	$3,499	$(12)
Net cash provided by investing activities from discontinued operations	212,637	421,774
Net cash used in financing activities from discontinued operations(1)	—	(102,849)
Change in cash during the year from discontinued operations	$216,136	$318,913
(1) Includes repayments of the U.S. multi-family credit facility totalling $109,890 for the year ended December 31, 2021, net of changes in restricted cash balance.